THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
               CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS FOR
                         FIFTH THIRD ALL CAP VALUE FUND
                  FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD MICRO CAP VALUE FUND
                       FIFTH THIRD PRIME MONEY MARKET FUND
                        FIFTH THIRD SMALL CAP VALUE FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THE FUNDS' PROSPECTUS IS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND and of the FIFTH THIRD STRATEGIC INCOME FUND. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

2. IN ADDITION, THE BIOGRAPHIES OF THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Amy Denn has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of

Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

3. FOOTNOTE 5 IN THE SHAREHOLDER FEES TABLE ON PAGE 40 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(5)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

4. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 55 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

5. THE FOLLOWING INFORMATION SUPPLEMENTED THE PROSPECTUS FOR THE PRIME MONEY MARKET FUND AS OF DECEMBER 9, 2008.

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Prime Money Market Fund (the "Fund") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Fund will consider whether to continue to participate.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


ABCSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                         FIFTH THIRD ALL CAP VALUE FUND
                  FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
                        FIFTH THIRD DIVIDEND GROWTH FUND
                        FIFTH THIRD MICRO CAP VALUE FUND
                       FIFTH THIRD PRIME MONEY MARKET FUND
                        FIFTH THIRD SMALL CAP VALUE FUND
                        FIFTH THIRD STRATEGIC INCOME FUND
                             DATED NOVEMBER 28, 2008

1. EFFECTIVE IMMEDIATELY, THE FUNDS' PROSPECTUS IS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the Fifth Third Dividend Growth Fund and of the Fifth Third Strategic Income Fund. References to Mr. Krumpelman in the Prospectus are hereby deleted in their entirety.

2. IN ADDITION, THE BIOGRAPHIES OF THE PORTFOLIO MANAGERS LISTED BELOW IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS ARE HEREBY DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Amy Denn has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006 and of the FIFTH THIRD DIVIDEND GROWTH FUND since March 2009. Ms. Denn is the Director of Large Cap Growth Strategies, overseeing the Active Core, All Cap Core, and Active Growth products. She joined FTAM in 2003 and has 12 years of investment management experience. Prior to joining FTAM, she joined Paladin Investment Associates as a Portfolio Manager in 2000. Prior to that, she was with Minneapolis-based Investment Advisers, Inc. (IAI) where she was promoted to Equity Research Analyst in 1996 and to Portfolio Manager in 2000. Ms. Denn graduated from Minnesota State University Mankato with a B.S. in Business Administration, majoring in Accounting and Finance.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein currently serves as the Managing Director of Value Strategies, the Director of All Cap Value Strategies and as a Portfolio Manager for Large Cap Value Strategies. He joined FTAM in 2003 and has 29 years of investment experience. Prior to joining FTAM, he served as Portfolio Manager with Gelfand/Maxus Asset Management. In this capacity, he was actively involved in the investment management of individual and institutional portfolios. Mr. Klein joined Fifth Third Bancorp through its acquisition of Maxus in 2001. He graduated magna cum laude from John Carroll University with a B.A. in Philosophy, and went on to receive his M.B.A from Cleveland State University. He is a CFA charterholder.

Mary Jane Matts has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Ms. Matts serves as the Director of Large Cap Value Strategies, and as the Co-Director of All Cap Value Strategies. She joined FTAM in 2005 and has 21 years of investment experience. Prior to joining FTAM, Ms. Matts joined National City in 1995, where she was the Director of

Research for the Wealth Management Group at National City, which includes the Private Client Group and NatCity Investments, a brokerage firm and had also managed the Value Team on the institutional side at National City. Prior to that, she was the Director of Research at Society Asset Management (now known as Victory Capital Management). She has a B.A. in Economics, conferred with Honors with Distinction, from Kenyon College, an M.B.A. from Case Western Reserve University, and is a CFA charterholder.

3. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 36 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" FOR THE PRIME MONEY MARKET FUND WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by the Fund without regard to the Fund's expense limitation agreement and are in addition to the Fund's Total Annual Fund Operating Expenses described above.

4. THE BIOGRAPHY FOR MR. ERIC HOLMES IN THE SECTION "FUND MANAGEMENT--PORTFOLIO MANAGERS" BEGINNING ON PAGE 47 OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005 and of the FIFTH THIRD SMALL CAP VALUE FUND since July 2008. Mr. Holmes serves as the Director of Micro Cap Value Strategies and the Co-Director of Small Cap Value Strategies. He joined FTAM in 2003 and has 14 years of investment experience. Since joining FTAM, he has served as the Senior Research Analyst on the Micro Cap Value and Small Cap Value products. Previously, he was a Research Analyst for Victory Capital Management (Keycorp) on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products. He graduated summa cum laude from the State University of New York at Geneseo with a B.A. in Economics, received an M.B.A. in Finance from the Rochester Institute of Technology, and is a CFA charterholder.

5. THE FOLLOWING INFORMATION SUPPLEMENTED THE PROSPECTUS FOR THE PRIME MONEY MARKET FUND AS OF DECEMBER 9, 2008.

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Prime Money Market Fund (the "Fund") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Fund will consider whether to continue to participate.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

STBDSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                         PREFERRED SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

2. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

3. THE DISCLOSURE REGARDING THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND WAS UPDATED TO REFLECT THE FOLLOWING AS OF DECEMBER 9, 2008:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                          SELECT SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

2. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

3. THE DISCLOSURE REGARDING THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND WAS UPDATED TO REFLECT THE FOLLOWING AS OF DECEMBER 9, 2008:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                           TRUST SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 6 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

2. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 7 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

3. THE DISCLOSURE REGARDING THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND WAS UPDATED TO REFLECT THE FOLLOWING AS OF DECEMBER 9, 2008:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFTRSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                   FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND
             FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                   FIFTH THIRD U.S. TREASURY MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

1. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Fund") will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in (i) short-term obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and repurchase agreements that are collateralized by such obligations.

Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the sections entitled "Principal Investment Strategies" and "Principal Investment Risks" on page 4 of the Prospectus are revised accordingly.

So long as and to the extent it is required by applicable law, the Fund will not change its new policy of investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities unless it provides shareholders with at least 60 days' prior written notice of such change.

2. FOOTNOTE 3 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF FEBRUARY 27, 2009:

(3)The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Funds for the 13-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein. With regard to Institutional Money Market fund, Institutional Government Money Market Fund and U.S. Treasury Money Market fund, fees paid for the participation in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds will be borne by each Fund without regard to such Fund's expense limitation agreement and are in addition to each Fund's Total Annual Fund Operating Expenses described above.

3. THE DISCLOSURE REGARDING THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND, INSTITUTIONAL MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND WAS UPDATED TO REFLECT THE FOLLOWING AS OF DECEMBER 9, 2008:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP409

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
               CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS FOR
                                LIFEMODEL FUNDS(SM)
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008

1. EACH OF THE LIFEMODEL FUNDS(SM) INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

2. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WERE DELETED AND REPLACED WITH THE ABOVE DISCLOSURE AS OF MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."


3. THE LIFEMODEL FUNDS(SM) PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM), FIFTH THIRD DIVIDEND GROWTH FUND or FIFTH THIRD STRATEGIC INCOME FUND. References to Mr. Krumpelman in the LifeModel Funds(SM) Prospectus are hereby deleted in their entirety.

4. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), and underlying fund in which the LifeModel Funds may invest, will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Treasury Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in (i) short-term obligations that are issued by private issuers and are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac) and repurchase agreements that are collateralized by such obligations. Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises (GSEs), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Fannie Mae and Freddie Mac. Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 32 of the Prospectus is revised accordingly.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMABCSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                       INSTITUTIONAL SHARES PROSPECTUS FOR
                     FIFTH THIRD LIFEMODEL AGGRESSIVE FUND(SM)
               FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND(SM)
                      FIFTH THIRD LIFEMODEL MODERATE FUND(SM)
              FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND(SM)
                    FIFTH THIRD LIFEMODEL CONSERVATIVE FUND(SM)
                     (COLLECTIVELY, THE "LIFEMODEL FUNDS"SM)
                             DATED DECEMBER 2, 2008

1. EACH OF THE LIFEMODEL FUNDS(SM) INVESTS IN FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND. THE INFORMATION UNDER THE HEADING "SPECIAL INFORMATION ABOUT THE STRUCTURED LARGE CAP PLUS FUND" IN THE "PRINCIPAL INVESTMENT STRATEGIES" SECTION FOR EACH FUND (EXCEPT FIFTH THIRD LIFEMODEL CONSERVATIVE FUNDSM) IN THE PROSPECTUS WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described below, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund"), one of the underlying mutual funds in which the Fund invests, may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the SLCP Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the SLCP Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the SLCP Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the SLCP Fund has established an escrow account at the SLCP Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the SLCP Fund's investment strategy described in the SLCP Fund's prospectus. These assets also are not available to meet the SLCP Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the SLCP Fund's share value calculation. Therefore, the SLCP Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the SLCP Fund's net asset value was approximately $64,030,147.18.

While the SLCP Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the SLCP Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the SLCP Fund or its shareholders, including the Fund.

The SLCP Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the SLCP Fund without regard to the SLCP Fund's expense limitation agreement. These expenses have been and may continue to be substantial. Each LifeModel Fund indirectly pays a portion of the expenses of the SLCP Fund. These expenses, as well as declines in assets resulting from recent market conditions, may result in the Fund's expense ratio being higher than that disclosed in the Prospectus.

The SLCP Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the SLCP Fund through those programs.

2. IN ADDITION, THE FIRST FOUR PARAGRAPHS UNDER THE HEADING "FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND" ON PAGE 27 OF THE PROSPECTUS WAS DELETED AND REPLACED WITH THE ABOVE DISCLOSURE AS OF MARCH 20, 2009, EXCEPT THAT THE FIRST SENTENCE SHALL READ: "As described in the below summary, the Fifth Third Structured Large Cap Plus Fund (the "SLCP Fund") may sell securities short as part of its investment strategy."

3. THE LIFEMODEL FUNDS(SM) PROSPECTUS WAS UPDATED TO REFLECT THE FOLLOWING PORTFOLIO MANAGER CHANGE AS OF MARCH 20, 2009:

Mr. J. Jeffrey Krumpelman no longer serves as the portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS(SM), FIFTH THIRD DIVIDEND GROWTH FUND or FIFTH THIRD STRATEGIC INCOME FUND. References to Mr. Krumpelman in the LifeModel Funds(SM) Prospectus are hereby deleted in their entirety.

4. THE INVESTMENT POLICY FOR THE U.S. TREASURY MONEY MARKET FUND WAS UPDATED AS OF FEBRUARY 27, 2009 TO REFLECT THE FOLLOWING CHANGES.

Effective May 1, 2009, Fifth Third U.S. Treasury Money Market Fund (the "Treasury Fund"), and underlying fund in which the LifeModel Funds may invest, will change its current policy of investing all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities. Instead, the Treasury Fund will invest, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Treasury Fund's assets may be invested in (i) short-term obligations that are issued by private issuers and are guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities and (ii) obligations that are issued by the U.S. Government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie
Mac) and repurchase agreements that are collateralized by such obligations. Each of these securities will be an "Eligible Security", as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, that have been determined to present minimal credit risks and have a remaining maturity of 397 days or less.

Investments in the securities enumerated above pose additional risks. These include risks associated with investments in U.S. Government securities and prepayment and call risk. U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government sponsored enterprises (GSEs), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie
Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Fannie Mae and Freddie Mac. Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. No assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Investments in securities issued by the U.S. Government or its agencies and instrumentalities may also be subject to pre-payment and call risk. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Treasury Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

Effective May 1, 2009, the section entitled "Additional Information about the Funds' and Underlying Funds' Investments-Principal Investment
Strategies-Underlying Funds-Fifth Third U.S. Treasury Money Market Fund" on page 30 of the Prospectus is revised accordingly.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


LMSTBDSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                 CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
           OF FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND (THE "FUND")
                    DATED DECEMBER 2, 2008 (THE "PROSPECTUS")

1. THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

2.   IN ADDITION AS OF MARCH 20, 2009:

     o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.

     o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.


3. FOOTNOTE 6 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING AS OF JANUARY 26, 2009:

(6)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. For the Fund, the expense limitation (which excludes expenses for dividends on securities sold short) for Class A, Class B and Class C shares is 1.17%, 1.92% and 1.92%, respectively. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amounts of dividends expense on short sales. Estimated Net Expenses for Class A, Class B, and Class C shares are 1.76%, 2.51% and 2.51%, respectively. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Legal expenses incurred by the Fund in connection with the matters described on page 1 of this Prospectus relating to the liquidation of Lehman Brothers, Inc. and the possible litigation involving the Fund are considered extraordinary expenses. As such, these expenses will be borne by the Fund without regard to the Fund's expense limitation agreement.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

SLCABCSUPP409

                THIS SUPPLEMENT SUPERCEDES ALL PRIOR SUPPLEMENTS

                                FIFTH THIRD FUNDS

                      SUPPLEMENT DATED APRIL 9, 2009 TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
           OF FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND (THE "FUND")
                    DATED DECEMBER 2, 2008 (THE "PROSPECTUS")

1. THE LAST FOUR PARAGRAPHS ON PAGE 1 OF THE PROSPECTUS WERE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING DISCLOSURE AS OF MARCH 20, 2009:

As described in the Fund's Prospectus, the Fund may sell securities short as part of its investment strategy. Prior to September 19, 2009, Lehman Brothers, Inc. ("LBI") served as the exclusive prime broker for the Fund's short sales. Due to severe financial difficulties, LBI's business is currently being liquidated under the Securities Investor Protection Act. The trustee for the liquidation proceedings (the "Liquidation Trustee") has taken a position with respect to the valuation date for the Fund's short positions which Fund management believes to be incorrect and materially disadvantageous to the Fund. While efforts to resolve this dispute are still being pursued, a partial settlement of this dispute with the Liquidation Trustee was reached on March 13, 2009. Under the partial settlement, the Fund has established an escrow account at the Fund's custodian bank with respect to the amount in dispute ($18,179,102.19). THE SUBSTANCE OF THE DISPUTE ITSELF HAS NOT BEEN RESOLVED. While the dispute remains unresolved, assets in the escrow account are invested in a money market fund not affiliated with Fifth Third Funds and therefore are not invested in accordance with the Fund's investment strategy described on page 2 of the Prospectus. These assets also are not available to meet the Fund's general obligations. The amount in the escrow account is subject to change due to, among other things, escrow account fees and investment results.

Given the above uncertainties, the benefits of a favorable outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per-share net asset value continues to reflect a negative outcome. Shareholders who redeem shares prior to resolution of the dispute will lose the right to benefit, should the outcome be favorable. As of March 13, 2009, the Fund's net asset value was approximately $64,030,147.18.

While the Fund is pressing for an acceptable resolution of the dispute, it is anticipated that the above-described circumstances may continue for a protracted period, and it is unclear whether the dispute will be resolved in a manner favorable to the Fund. Should the position of the Liquidation Trustee prevail, the assets in the escrow account will not belong to the Fund or its shareholders.

The Fund's legal expenses related to these matters, including costs of possible litigation, are considered extraordinary expenses and therefore are borne by the Fund without regard to the Fund's expense limitation agreement. These expenses have been and may continue to be substantial. In addition, these expenses, as well as declines in assets resulting from recent market conditions, will result in the Fund's expense ratio for the current fiscal year being materially higher than that reflected in the fee table on page 5 of the Prospectus.

The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

2.   IN ADDITION AS OF MARCH 20, 2009:

     o THE STATEMENT ON THE COVER OF THE PROSPECTUS RELATED TO THE INVESTMENT ADVISER'S LIMITED ABILITY TO MANAGE THE FUND AS OF THE DATE OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.

     o THE FOURTH PARAGRAPH UNDER "PRINCIPAL INVESTMENT STRATEGIES" ON PAGE TWO OF THE PROSPECTUS WAS DELETED IN ITS ENTIRETY.


3. FOOTNOTE 2 IN THE SHAREHOLDER FEES TABLE ON PAGE 5 OF THE SECTION ENTITLED "SHAREHOLDER FEES AND FUND EXPENSES" WAS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING ON JANUARY 26, 2009:

(2)The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2009. For the Fund, the expense limitation (which excludes expenses for dividends on securities sold short) is 0.92%. Because dividend expenses on short sales are excluded from the expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amount of dividends expense on short sales. Estimated Net Expenses are 1.51%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor or Administrator are subject to reimbursement by the Fund for the 13-month period in which the expense limitation is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein. Legal expenses incurred by the Fund in connection with the matters described on page 1 of this Prospectus relating to the liquidation of Lehman Brothers, Inc. and the possible litigation involving the Fund are considered extraordinary expenses. As such, these expenses will be borne by the Fund without regard to the Fund's expense limitation agreement.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

SLCSTBDSUPP409

                                       2